Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

Our cybersecurity risk management program is designed to leverage the security risks within Group personnel, based on industry best practices, and to provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of our infrastructure, services and applications supported/developed internally and by third-party service providers.

The Company’s cybersecurity risk management framework is structured in accordance with applicable Brazilian regulations, including Brazilian National Monetary Council (CMN) Resolution No. 4,893/2021, which establishes requirements for cybersecurity policies, governance, incident response, business continuity and third-party risk management for regulated financial institutions.

Pursuant to such regulation and the Company’s internal policies, the Company maintains a cybersecurity policy approved by its Board of Directors on March 17, 2025, in alignment with the existing manuals and procedures and consistently applied across the Group. This Policy enhances the existing risk management framework by strengthening escalation procedures and controls and further aligning internal risk governance practices with those adopted at the Group level.

The Company maintains processes designed to assess, identify, prevent, detect, mitigate, and remediate risks arising from cybersecurity threats. These processes include periodic risk assessments, access management controls, data protection measures, business continuity planning, incident response procedures, and continuous monitoring mechanisms, including vulnerability management lifecycle and penetration tests. Such procedures are aligned with the guidelines set forth in Resolution No. 4,893/2021 and are implemented in accordance with the Company’s internal information security and risk management policies.

Our evaluation process also involves an annual review of our cybersecurity framework, benchmarking its performance against industry standards and recognized frameworks, as part of our annual overall risk management review.

The Company engages third parties such as assessors, consultants, auditors and Managed Security Services Providers (MSSPs) to support certain aspects of its information technology and cybersecurity environment. In particular, the Company engages managed services related to its Security Operations Center (SOC), including continuous security monitoring, vulnerability management, threat intelligence, and Endpoint Detection and Response (EDR) solutions, in order to strengthen its capabilities to detect, prevent, and respond to cybersecurity incidents. In accordance with Resolution No. 4,893/2021 and its internal policies, the Company also maintains procedures to assess and monitor cybersecurity risks associated with third-party providers, including contractual safeguards, due diligence processes, and ongoing oversight mechanisms.

In addition, the Company utilizes market-established tools, with frequent updates and strong capabilities for detecting and responding to cyber threats. Beyond detection capabilities, the Company also adopts measures aimed at cyber resilience, including investments in solutions that enable the secure restoration of data and systems, with immutability mechanisms, in order to safeguard the integrity of information and ensure business continuity. The Company also engages specialized service providers that maintain direct channels with the manufacturers of the adopted solutions, ensuring access to specialized professionals and qualified technical support whenever necessary.

The Company has established an incident response plan designed to ensure timely identification, escalation, investigation, and remediation of cybersecurity incidents. To date, the Company has not identified cybersecurity incidents that have materially affected, or are reasonably likely to materially affect, its business strategy, results of operations, or financial condition. In 2022, we faced a significant cyber-attack that affected our operations and impacted our internal systems. We took immediate measures to avoid service disruption and mitigate the damage, including implementing an incident response plan and communicating with the relevant authorities, avoiding any material permanent impacts on our business. We consequently reviewed our cyber defenses, enhanced our security policies and implemented new technologies and processes to protect against future threats. Nevertheless, cybersecurity threats remain a dynamic risk, and the Company continues to enhance its controls and monitoring mechanisms accordingly. See “Item 3. Key Information—D. Risk Factors—Risks Relating to Us—Failure to adequately protect against cybersecurity risks may materially adversely affect us.”

Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

The Board of Directors is responsible for overseeing cybersecurity risks as part of its broader oversight of risk management. The Board of Directors receives periodic reports regarding cybersecurity matters including risk assessments, incidents (if any), and the effectiveness of related control, from the Risk and Compliance Committee or the Audit Committee.

Management is responsible for implementing and maintaining the Company’s cybersecurity framework. The Information Security function is responsible for assessing, identifying, and managing cybersecurity risks, as well as monitoring the processes for the prevention, detection, mitigation, and response to cybersecurity incidents, ensuring compliance with applicable regulatory requirements and the Company’s internal policies and procedures. Once identified, such risks are reported through a specific reporting channel in accordance with the risk matrix established by the Company.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Board of Directors
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

In addition, the Company utilizes market-established tools, with frequent updates and strong capabilities for detecting and responding to cyber threats. Beyond detection capabilities, the Company also adopts measures aimed at cyber resilience, including investments in solutions that enable the secure restoration of data and systems, with immutability mechanisms, in order to safeguard the integrity of information and ensure business continuity. The Company also engages specialized service providers that maintain direct channels with the manufacturers of the adopted solutions, ensuring access to specialized professionals and qualified technical support whenever necessary.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To date, the Company has not identified cybersecurity incidents that have materially affected, or are reasonably likely to materially affect, its business strategy, results of operations, or financial condition.